SAFE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SAFE
SAFE

Note 10. SAFE

Strategic Investment

On January 6, 2025, the Company entered into a Simple Agreement for Future Equity (the “SAFE Agreement” or “SAFE”) with an investor (the “Investor”). Pursuant to the terms of the SAFE Agreement, the Company received an aggregate amount of $1.0 million (the “SAFE Amount”). In the event of a liquidity event, as defined in the SAFE Agreement, the Investor was entitled to the amount payable on the number of shares of common stock equal to the SAFE Amount divided by the price per share in the liquidity event multiplied by a discount price of 85%.

The SAFE was recorded as a liability in accordance with the applicable accounting guidance due to the potential for the Company to settle the fixed outstanding balance of the SAFE liability in a variable number of shares. The initial fair value of the SAFE liability was $1.0 million. Subsequent changes in fair value at each reporting period are recognized in the unaudited condensed statements of operations as changes in fair value of SAFE liability. On November 6, 2025, upon the closing of the Offering, the SAFE liability was extinguished by automatic conversion into 130,719 shares of common stock. Accordingly, no SAFE liability was outstanding as of March 31, 2026 or December 31, 2025, and no gain or loss related to the SAFE was recognized in the unaudited condensed statements of operations for the three months ended March 31, 2025.

Note 9. SAFE

Strategic Investment

On January 6, 2025, the Company entered into a Simple Agreement for Future Equity (the “SAFE Agreement” or “SAFE”) with an investor (the “Investor”). Pursuant to the terms of the SAFE Agreement, the Company received an aggregate amount of $1.0 million (the “SAFE Amount”). In the event of a liquidity event, as defined in the SAFE Agreement, the Investor was entitled to the amount payable on the number of shares of common stock equal to the SAFE amount divided by the price per share in the liquidity event multiplied by a discount price of 85%.

The SAFE was recorded as a liability in accordance with the applicable accounting guidance due to the potential for the Company to settle the fixed outstanding balance of the SAFE liability in a variable number of shares. The initial fair value of the SAFE liability was $1.0 million. Subsequent changes in fair value at each reporting period are recognized in the consolidated statements of operations as changes in fair value of SAFE liability. At September 30, 2025 the Company remeasured the fair value of the SAFE liability, considering the proximity and likelihood of the impending initial public offering. As a result, the Company recorded a change in fair value of $176 thousand for the year ended December 31, 2025. This expense is included in ‘Change in fair value of SAFE liability’ within Other Income (Expense) in the consolidated statements of operations.

On November 6, 2025, upon the closing of the Offering, the SAFE liability automatically converted into 130,719 shares of common stock.